OPERATING LEASES - Narrative (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 vessel	Jun. 30, 2020	Jun. 30, 2020 large_range_2_tanker	Jun. 30, 2020 veryLargeCrudeCarrier	Dec. 31, 2019 large_range_2_tanker	Dec. 31, 2019 suezmaxTankerVesselType	Jul. 31, 2018 vessel
Lessee, Lease, Description [Line Items]
Number of leased assets | vessel			2
Lease term	2 years
Lease expense	$ 12,976	$ 6,964
Payments for operating leases	$ 5,700	5,200
Operating lease, weighted average discount rate				3.80%
Operating lease, weighted average remaining lease term	3 years
Vessels on fixed rate time charter					1	2	1	1	2
Property Subject to Operating Lease
Lessee, Lease, Description [Line Items]
Lease expense	$ 5,800	5,600
Ship operating expense
Lessee, Lease, Description [Line Items]
Lease expense	3,300	3,300
Charter hire expense
Lessee, Lease, Description [Line Items]
Lease expense	4,500	4,200
Administrative expense
Lessee, Lease, Description [Line Items]
Lease expense	$ 1,200	$ 1,400